Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets
Schedule of goodwill and intangible assets

        Goodwill and intangible assets consist of the following at December 31, 2014 and 2013 (amounts in thousands):

	December 31,
	2014	2013
Broadcast license	$41,356	$41,356
Goodwill	164,887	130,794
Other intangibles	91,611	34,610

Total intangible assets	$297,854	$206,760

Summary of the changes in goodwill and other indefinite lived intangible assets

        A summary of changes in the Company's goodwill and other indefinite lived intangible assets, on a net basis, for the years ended December 31, 2014 and 2013 is as follows (amounts in thousands):

	Net Balance at December 31, 2013	Additions	Impairment	Net Balance at December 31, 2014
Broadcast license	$41,356	$—	$—	$41,356
Goodwill	130,794	34,093	—	164,887
Brands	—	15,986	—	15,986
Other intangibles	700	—	—	700

Total indefinite-lived intangibles	$172,850	$50,079	$—	$222,929

	Net Balance at December 31, 2012	Additions	Impairment	Net Balance at December 31, 2013
Broadcast licenses	$41,356	$—	$—	$41,356
Goodwill	$10,983	119,811	—	130,794
Other intangibles	700	—	—	700

Total indefinite-lived intangible	$53,039	$119,811	$—	$172,850

Summary of the changes in other amortizable intangible assets

        A summary of the changes in the Company's other amortizable intangible assets for the years ended December 31, 2014 and 2013 is as follows (amounts in thousands):

	Net Balance at December 31, 2013	Additions	Amortization	Net Balance at December 31, 2014
Affiliate relationships	$33,910	$46,014	$(10,860)	$69,064
Advertiser Relationships	—	3,310	(414)	2,896
Non-Compete Agreement	—	3,294	(412)	2,882
Other intangibles	—	1,140	(1,057)	83

Total Finite-lived intangibles	$33,910	$53,758	$(12,743)	$74,925

	Net Balance at December 31, 2012	Additions	Amortization	Net Balance at December 31, 2013
Affiliate relationships	$978	$37,900	$(4,968)	$33,910

Schedule of future estimated amortization expense

        Future estimated amortization expense is as follows (amounts in thousands):

Year Ending December 31,	Amount
2015	$13,482
2016	13,399
2017	13,227
2018	13,169
2019	8,432
2020 and thereafter	13,216

$74,925